Financial instruments	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Financial instruments
Note 10 - Financial instruments
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of June 30, 2024				As of December, 31, 2023
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,285	2,285	—	—	2,414	2,414
Total financial assets measured at FVTPL	$—	$—	$2,285	$2,285	$—	$—	$2,414	$2,414

Earn-out rights	—	—	15,764	15,764	—	—	155,402	155,402
Class C-1 Shares	2,870	—	—	2,870	4,920	—	—	4,920
Class C-2 Shares	—	630	—	630	—	1,080	—	1,080
Total financial liabilities measured at FVTPL	$2,870	$630	$15,764	$19,264	$4,920	$1,080	$155,402	$161,402
Refer to Note 1 - Overview and basis of preparation and Note 11 - Reverse recapitalization for more details on the financial liabilities related to the Class C Shares and the Earn-out rights.
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of June 30, 2024	As of December, 31, 2023
Cash and cash equivalents	668,911	768,927
Trade receivables and trade receivables - related parties	184,065	187,231
Accrued income - related parties	34,135	152,605
Other current receivables and other current receivables - related parties	18,056	25,920
Other non-current receivables	6,091	5,378
Restricted cash	21,490	1,834
Total financial assets measured at amortized cost	$932,748	$1,141,895

Current and non-current liabilities to credit institutions	2,484,108	2,023,582
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties	1,427,304	1,463,683
Accrued expenses and accrued expenses - related parties	559,463	593,056
Trade payables and trade payables - related parties	482,383	368,145
Interest-bearing current liabilities[1] and interest bearing current liabilities - related parties	119,121	87,879
Other non-current liabilities and other non-current liabilities - related parties	11,571	73,149
Current and non-current liabilities related to repurchase commitments	117,751	58,482
Advance payments from customers	18,694	16,415
Other current liabilities and other current liabilities - related parties	64,142	606
Total financial liabilities measured at amortized cost	$5,284,537	$4,684,997
1 – The Group’s current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. These amounts are presented separately in Note 6 - Leases.
Total interest income arising on financial assets measured at amortized cost related to cash and cash equivalents for the six months ended June 30, 2024 and 2023 amounted to $5,606 and $12,489, respectively. Total interest expense arising on financial liabilities measured at amortized cost related to liabilities to credit institutions, lease liabilities, other financing obligations, and related party liabilities for the six months ended June 30, 2024 and 2023 amounted to $165,215 and $73,869, respectively.
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of June 30, 2024:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Trade receivables and trade receivables - related parties	184,065	0	0	184,065
Accrued income - related parties	34,135	—	—	34,135
Other current receivables and other current receivables - related parties	18,056	—	—	18,056
Other non-current receivables	—	6,091	—	6,091
Restricted cash	—	21,490	—	21,490
Total financial assets	$236,256	$27,581	$—	$263,837

Current and non-current liabilities to credit institutions	1,536,819	947,289	—	2,484,108
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties	—	1,406,713	20,591	1,427,304
Accrued expenses and accrued expenses - related parties	559,463	—	—	559,463
Trade payables and trade payables - related parties	482,383	—	—	482,383
Interest-bearing current liabilities and interest bearing current liabilities - related parties	119,121	—	—	119,121
Other non-current liabilities and other non-current liabilities - related parties	—	11,571	—	11,571
Current and non-current liabilities related to repurchase commitments	81,202	36,549	—	117,751
Advance payments from customers	18,694	—	—	18,694
Other current liabilities and other current liabilities - related parties	64,142	—	—	64,142
Total financial liabilities	$2,861,824	$2,402,122	$20,591	$5,284,537